Disposal of subsidiary	12 Months Ended
Mar. 31, 2021
Disclosure of Disposal Groups Classified as Held For Sale [Abstract]
Disposal of subsidiary
39	Disposal of subsidiary
On 28 September 2020, the board of directors approved the plan to sell 300 MW Pavagada solar project housed in Adyah Solar Energy Private Limited (Adyah Solar), a wholly owned subsidiary which falls under Solar power reportable segment. The Group has entered into a sale and purchase agreement dated 31 October 2020 for sale of 100% shareholding in Adyah Solar to Ayana Renewable Power Private Limited. At 28 September 2020, the loss of control over Adyah Solar within the next twelve months became highly probable and met the criteria to be classified as a disposal group held for sale and accordingly, assets and liabilities related to the entity were classified as held for sale. The transaction was completed on 15 February 2021.
The total consideration for sale was as INR 5,549 and the net assets of the entity were INR 5,957 excluding deferred tax assets of INR 306. Since total consideration for sale is lower than net assets of the entity disposed, the Group had derecognised deferred tax assets of INR
306
, with the corresponding amount recognised under deferred tax in the consolidated statement of profit or loss.

a)	Assets and liabilities of Adyah Solar at the date of disposal

Particulars		As at 15 February 2021
Assets
Property, plant and equipment		14,383
Right of use assets		1,571
Trade receivables		621
Bank balances other than cash and cash equivalents		392
Cash and cash equivalents		16
Other non-current assets		10
Prepayments (non-current)		37
Other current financial assets		2
Other current assets		25

Total assets	(a)	17,057
Liabilities
Interest-bearing loans and borrowings		10,336
Others non-current financial liabilities		596
Long term provisions		100
Others current financial liabilities		48
Other current liabilities		20

Total liabilities	(b)	11,100

Net assets sold	(c) = (a) - (b)	5,957

Total consideration	(d)	5,549
Total impairment loss on assets of disposal group held for sale (presented under other expenses in statement of profit or loss)	(d) = (c) - (d)	408
Consideration satisfied by:
Cash and cash equivalents		3,613
Deferred consideration receivable		1,936

		5,549

The deferred consideration represents the fair value of consideration receivable and the same is contractually recoverable on the receipt of safeguard duty claims under change in law clause by Adyah Solar from its customers. This consideration is expected to be settled in cash by the purchaser by 31 March 2022. Considering the period involved, impact of time value of money is minimal.
There is no reclassification of amounts from OCI relating to Adyah Solar.

c)	The results of Adyah Solar included in statement of profit or loss were as follows:

	For the year ended
	31 March 2021	31 March 2020
Income	2,372	1,998
Expenses	(2,718)	(2,563)

Loss before tax	(346)	(565)
Income tax expense	229	113

Loss for the year	(117)	(452)

In accordance with the IFRS 5, depreciation and amortisation on the assets of Adyah Solar Energy Private Limited ceased as at 28 September 2020.
d)	Impact on cash flow statement
During the year ended 31 March 2021, Adyah Solar contributed INR 1,120 (31 March 2020: INR 1,061) to the Group’s net operating cash flows, INR 206 (31 March 2020: paid INR 2,770) in respect of investing activities and paid INR 1,354 (31 March 2020: contributed INR 1,727) in respect of financing activities
.

Net cash inflow arising on disposal:
Consideration received in cash and cash equivalents	3,613
Less: cash and cash equivalents disposed	(16)

3,597